UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPMGX Mid-Cap Growth Fund –
.
PAMCX Mid-Cap Growth Fund–
.
Advisor  Class
RRMGX Mid-Cap Growth Fund–
.
R  Class
RPTIX Mid-Cap Growth Fund–
.
I  Class
TRQZX Mid-Cap Growth Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Growth Fund
HIGHLIGHTS
The Mid-Cap Growth Fund declined but outperformed the Russell Midcap
Growth Index and its Lipper peer group index for the 12 months ended
December 31, 2022.
On a relative basis, the health care and information technology sectors added the most value, while an underweight in energy detracted from performance.
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short-term swings.
While we can’t predict where the bear market will bottom, we can take advantage of the prospects afforded by extreme market volatility and uncertainty to position the portfolio favorably for the other side while adhering to our long-term investment process, which has been implemented through multiple, diverse market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Growth Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Mid-Cap Growth Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by investing in mid-
cap stocks with potential for above-average earnings growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Growth Fund returned -22.52% for the 12 months ended
December 31, 2022. The fund outperformed the Russell Midcap Growth Index, which returned -26.72%, and the Lipper Mid-Cap Growth Funds Index, which returned -29.79%. (Returns for the Advisor, R, I, and Z Class shares varied slightly due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
The challenges discussed in our semiannual letter persisted in the latter half of the year; indeed, 2022 marked the worst year for equities since the 2008 global financial crisis. Growth stocks were especially pressured in a rising interest rate environment. Although returns were disappointing on an absolute basis, our valuation-conscious approach afforded downside protection. Relative outperformance was supported by our holdings in health care and information technology, while an underweight allocation to energy detracted.
Stock selection in health
care contributed the most
to relative results. Shares
of medical technology
company Hologic, our largest
holding, declined modestly
but significantly outpaced
its industry and the broader
sector. COVID-19 testing
sales exceeded guidance as
global demand continued.
While testing may be on the
downswing, we believe that
the pandemic has accelerated
the placement of Hologic's
diagnostic testing machines
in many medical facilities,
enabling the processing of
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Mid-Cap Growth Fund –
.
3.87% -22.52%
Mid-Cap Growth Fund–
.
Advisor  Class 3.74 -22.72
Mid-Cap Growth Fund–
.
R  Class 3.62 -22.93
Mid-Cap Growth Fund–
.
I  Class 3.95 -22.41
Mid-Cap Growth Fund–
.
Z  Class 4.27 -21.92
Russell Midcap Growth
Index 6.20 -26.72
Lipper Mid-Cap Growth
Funds Index 2.89 -29.79

T. ROWE PRICE Mid-Cap Growth Fund

the company's other diagnostic offerings as well. Additionally, we believe the market is overlooking the strength of Hologic's core women's health business, which we expect to remain a meaningful driver of future growth. Strong underlying trends lifted shares of Acadia Healthcare, an operator of behavioral health care inpatient and outpatient facilities, an area experiencing high demand as demonstrated by the company’s recent increase to its long-term growth targets.
Our holdings in information technology also added value due to both our stock choices and an underweight allocation. Less exposure to the high-
flying software stocks that were hit particularly hard during the year proved beneficial. We favor companies in the semiconductor industry, which features more profitable and reasonably valued businesses compared with software, and two semiconductor names were top relative performers in the sector. Shares of
KLA, a capital equipment company that provides process control systems for the semiconductor industry, held up better than industry peers. The company executed well during the year, despite supply chain and pandemic-related headwinds. We favor KLA for its dominant position in process control, one of the more attractive verticals of wafer fab equipment. We think KLA is well positioned to benefit from slowing productivity in the semiconductor industry, which is driving higher investments in areas that can offer more innovation and competitive advantage. Microchip Technology limited annual losses with strong results in the most recent quarter driven by solid growth in microcontrollers and a favorable portfolio mix. A strong guide for December, along with a positive preview for the first quarter of 2023, further lifted investor sentiment.
We like the company’s improved balance sheet, which should enable it to return significant capital to shareholders in the form of dividends and share buybacks.
On the negative side, less exposure to energy detracted from relative results.
Energy stocks produced extraordinary gains, surging with oil and natural gas prices during the year, as many nations sanctioned Russia and made efforts to reduce reliance on Russian energy exports because of its invasion of Ukraine.
Many major energy producers continued to focus on profitability versus growth to the detriment of the supply growth that would ease commodity pricing.
How is the fund positioned?
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short‐term swings. At the margin, we are eliminating lower-
conviction ideas and positioning the portfolio with companies we want to own coming out of the bear market. While there were no large thematic shifts in the portfolio during the period, we did take the opportunity to narrow our underweight to the energy sector, an area that has become more relevant in

T. ROWE PRICE Mid-Cap Growth Fund

our investment universe this year. Our largest sector decrease, on the other hand, was to consumer discretionary, an area especially hampered by inflation and expectations of a recession—although the allocation edged up in the latter half of the year. While our overall information technology allocation remained fairly static, we took advantage of pricing dislocations in software to upgrade to higher-conviction names.
We added exposure to
energy via names in oil,
gas, and consumable fuels
that we believe to be quality
companies with attractive
acreage. We discussed
Pioneer Natural Resources
and Cheniere Energy in our
June 30 letter; we increased
exposure to both names in
the latter half of the year.
Another stock in which
we initiated a position in
2022 was Coterra Energy, a
holding we view favorably
due to our constructive long-
term natural gas outlook.
We were net sellers in
consumer discretionary,
eliminating Terminix
following the announcement
of its acquisition, trimming
Dollar General on valuation
considerations following strong share price appreciation, and reducing Chipotle
Mexican Grill on our expectation that the company’s more aggressive price increases relative to competitors may contribute to an additional decline in traffic in the near term and pressure future earnings. We also found attractive opportunities to increase certain holdings. We added shares of casino operator
MGM Resorts International. A strong Las Vegas backdrop and the reopening of casinos in China should support upside from current valuations, in our view. We also like the company’s emerging position as a leading online gaming brand. We increased our stake in off-price retailer Burlington Stores. We
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Health Care 26.8% 25.0%
Information Technology 20.5  20.6
Industrials and Business
Services 16.6  17.1
Consumer Discretionary 12.7  13.5
Financials 5.9  6.4
Materials 6.3  5.6
Energy 1.7  3.1
Communication Services 2.1  2.7
Consumer Staples 2.4  2.4
Utilities 0.0  0.0
Real Estate 0.0  0.0
Other and Reserves 5.0  3.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Growth Fund

believe the company has turned a corner following execution missteps and macroeconomic headwinds. Strong closeout buys, better merchandising, and a trade-down environment should support solid performance for the business in the year ahead.
In information technology, we have been modestly leaning into attractive software names as valuations have begun to fall following the end of historically low interest rates. Two notable additions were Crowdstrike Holdings and Fair
Isaac. We opportunistically purchased shares of cybersecurity products and services provider Crowdstrike Holdings. We like the company’s leading position in an underserved end market that is growing in secular importance. Fair Isaac is primarily known for its credit score, but it also has a large software business used for targeting and acquiring customers, reducing fraud and credit losses, enabling compliance, lowering operating expenses, and entering new markets.
A ruling from the Federal Housing Finance Authority regarding the use of
Fair Isaac’s credit score in mortgage-lending decisions removed an overhang for the stock. We like the company’s pricing power and underappreciated software platform.
What is portfolio management’s outlook?
Heading into 2023, capital markets appear to have priced in a significant global economic slowdown. The adjustment period from millennium-low interest rates that precipitated bubble conditions in parts of the stock market is likely not entirely over, but we believe a lot of the damage has occurred. While we can’t predict where the bear market will bottom, we can take advantage of the prospects afforded by excessive market volatility and uncertainty to position the portfolio favorably for the other side. Homogeneous market reactions create compelling opportunities to add value, in our view. We are focused on selectively adding to two types of companies: newly public names capable of becoming winners over the long term and durable growers that have become less expensive in the market downturn. While we’re taking into account the unique circumstances of the moment, our philosophy, which has been implemented through multiple, diverse market environments, remains intact. Our focus remains on owning quality companies with durable growth prospects and prudent balance sheets. We pay careful attention to risk and valuation relative to growth prospects and believe that this disciplined approach will continue to serve clients well over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Growth Fund

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Mid-cap stocks. Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized companies may have less experienced management, narrower product lines, and less capital reserves and liquidity than larger companies and are therefore more sensitive to economic, market, and industry changes.
Growth investing. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.
Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

T. ROWE PRICE Mid-Cap Growth Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Mid-Cap Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Hologic 3.1%
Microchip Technology 2.9
Agilent Technologies 2.5
Textron 2.4
Teleflex 2.4
Ingersoll Rand 2.3
Burlington Stores 2.0
Bruker 1.7
Marvell Technology 1.7
Keysight Technologies 1.6
JB Hunt Transport Services 1.6
Hilton Worldwide Holdings 1.5
KLA 1.5
Cooper 1.4
Fortinet 1.4
Equifax 1.4
Fortive 1.4
Ball 1.4
Alnylam Pharmaceuticals 1.4
Avantor 1.4
Dollar General 1.3
MGM Resorts International 1.3
Avery Dennison 1.3
Synopsys 1.2
Acadia Healthcare 1.2
Total 43.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Growth Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MID-CAP GROWTH FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Mid-Cap Growth Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Mid-Cap Growth Fund –
.
-22.52% 7.36% 12.07% – –
Mid-Cap Growth Fund–
.
Advisor  Class -22.72 7.06 11.77 – –
Mid-Cap Growth Fund–
.
R  Class -22.93 6.79 11.48 – –
Mid-Cap Growth Fund–
.
I  Class -22.41 7.49 – 9.33% 8/28/15
Mid-Cap Growth Fund–
.
Z  Class -21.92 – – 18.29 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
R,
0.04
I , and
0.05
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Mid-Cap Growth Fund 0.72%
Mid-Cap Growth Fund–Advisor Class 1.00
Mid-Cap Growth Fund–R Class 1.27
Mid-Cap Growth Fund–I Class 0.61
Mid-Cap Growth Fund–Z Class 0.60
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Mid-Cap Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Mid-Cap Growth Fund

MID-CAP GROWTH FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,038.70 $3.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.92
Advisor Class
Actual   1,000.00   1,037.40   5.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.11   5.14
R Class
Actual   1,000.00   1,036.20   6.47
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.85   6.41
I Class
Actual   1,000.00   1,039.50   3.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.03   3.21
Z Class
Actual   1,000.00   1,042.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.77%, the
2
Advisor Class was 1.01%, the
3
R Class was 1.26%, the
4
I Class was 0.63%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 117.34 $ 113.08 $ 95.33 $ 76.38 $ 87.02
Investment activities
Net investment income (loss)
(1)(2)
(0.13) (0.33) (0.06) 0.21 0.13
Net realized and unrealized gain/
loss (26.19) 16.93 22.93 23.78 (1.51)
Total from investment activities (26.32) 16.60 22.87 23.99 (1.38)
Distributions
Net investment income — — — (0.20) (0.12)
Net realized gain (2.31) (12.34) (5.12) (4.84) (9.14)
Total distributions (2.31) (12.34) (5.12) (5.04) (9.26)
NET ASSET VALUE
End of period $ 88.71 $ 117.34 $ 113.08 $ 95.33 $ 76.38
Ratios/Supplemental Data
Total return
(2)(3)
(22.52)% 15.06% 24.17% 31.53% (2.04)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.77% 0.72% 0.73% 0.74% 0.75%
Net expenses after waivers/
payments by Price Associates 0.77% 0.72% 0.73% 0.74% 0.75%
Net investment income (loss) (0.13)% (0.27)% (0.06)% 0.23% 0.15%
Portfolio turnover rate 21.4% 13.9% 23.0% 22.8% 25.2%
Net assets, end of period (in
millions) $11,785 $22,145 $22,795 $25,265 $21,085
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 112.24 $ 108.69 $ 92.07 $ 73.94 $ 84.50
Investment activities
Net investment loss
(1)(2)
(0.35) (0.65) (0.32) (0.06) (0.11)
Net realized and unrealized gain/
loss (25.04) 16.25 22.06 23.03 (1.45)
Total from investment activities (25.39) 15.60 21.74 22.97 (1.56)
Distributions
Net realized gain (2.31) (12.05) (5.12) (4.84) (9.00)
NET ASSET VALUE
End of period $ 84.54 $ 112.24 $ 108.69 $ 92.07 $ 73.94
Ratios/Supplemental Data
Total return
(2)(3)
(22.72)% 14.73% 23.79% 31.19% (2.30)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.02% 1.00% 1.01% 1.03% 1.02%
Net expenses after waivers/
payments by Price Associates 1.02% 1.00% 1.01% 1.03% 1.02%
Net investment loss (0.38)% (0.55)% (0.35)% (0.07)% (0.13)%
Portfolio turnover rate 21.4% 13.9% 23.0% 22.8% 25.2%
Net assets, end of period (in
millions) $237 $479 $560 $779 $681
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 106.95 $ 104.35 $ 88.78 $ 71.63 $ 82.06
Investment activities
Net investment loss
(1)(2)
(0.58) (0.92) (0.54) (0.26) (0.34)
Net realized and unrealized gain/
loss (23.83) 15.57 21.23 22.25 (1.38)
Total from investment activities (24.41) 14.65 20.69 21.99 (1.72)
Distributions
Net realized gain (2.31) (12.05) (5.12) (4.84) (8.71)
NET ASSET VALUE
End of period $ 80.23 $ 106.95 $ 104.35 $ 88.78 $ 71.63
Ratios/Supplemental Data
Total return
(2)(3)
(22.93)% 14.43% 23.49% 30.82% (2.55)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.29% 1.27% 1.28% 1.27% 1.28%
Net expenses after waivers/
payments by Price Associates 1.29% 1.27% 1.28% 1.27% 1.28%
Net investment loss (0.66)% (0.82)% (0.61)% (0.31)% (0.39)%
Portfolio turnover rate 21.4% 13.9% 23.0% 22.8% 25.2%
Net assets, end of period (in
thousands) $30,084 $61,110 $89,697 $100,125 $103,801
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 117.41 $ 113.18 $ 95.31 $ 76.37 $ 87.01
Investment activities
Net investment income (loss)
(1)(2)
0.04 (0.19) 0.05 0.32 0.26
Net realized and unrealized gain/
loss (26.24) 16.95 22.96 23.78 (1.52)
Total from investment activities (26.20) 16.76 23.01 24.10 (1.26)
Distributions
Net investment income — — (0.02) (0.32) (0.24)
Net realized gain (2.31) (12.53) (5.12) (4.84) (9.14)
Total distributions (2.31) (12.53) (5.14) (5.16) (9.38)
NET ASSET VALUE
End of period $ 88.90 $ 117.41 $ 113.18 $ 95.31 $ 76.37
Ratios/Supplemental Data
Total return
(2)(3)
(22.41)% 15.19% 24.32% 31.68% (1.91)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.63% 0.61% 0.61% 0.61% 0.62%
Net expenses after waivers/
payments by Price Associates 0.63% 0.61% 0.61% 0.61% 0.62%
Net investment income (loss) 0.04% (0.16)% 0.05% 0.35% 0.29%
Portfolio turnover rate 21.4% 13.9% 23.0% 22.8% 25.2%
Net assets, end of period (in
millions) $10,744 $9,378 $8,578 $8,482 $5,561
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 117.53 $ 113.24 $ 67.37
Investment activities
Net investment income
(2)(3)
0.63 0.55 0.46
Net realized and unrealized gain/loss (26.28) 16.98 51.05
Total from investment activities (25.65) 17.53 51.51
Distributions
Net investment income (0.29) — (0.20)
Net realized gain (2.31) (13.24) (5.44)
Total distributions (2.60) (13.24) (5.64)
NET ASSET VALUE
End of period $ 89.28 $ 117.53 $ 113.24
Ratios/Supplemental Data
Total return
(3)(4)
(21.92)% 15.89% 76.73%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.61% 0.60% 0.61%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 0.66% 0.45% 0.58%
(5)
Portfolio turnover rate 21.4% 13.9% 23.0%
Net assets, end of period (in millions) $4,521 $5,676 $5,955
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 2.7%
Entertainment 1.4%
Liberty Media-Liberty Formula One, Class C  (1) 4,699,200 280,918
Spotify Technology  (1) 1,341,900 105,943
386,861
Interactive Media & Services 0.2%
Match Group  (1) 1,248,400 51,796
51,796
Media 1.1%
Trade Desk, Class A  (1) 6,600,000 295,878
295,878
Total Communication Services 734,535
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.1%
Mobileye Global, Class A  (1) 493,730 17,310
17,310
Automobiles 0.2%
Rivian Automotive, Class A  (1) 2,248,600 41,442
41,442
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions  (1) 1,694,800 106,942
Clear Secure, Class A  1,697,800 46,571
153,513
Hotels, Restaurants & Leisure 5.1%
Chipotle Mexican Grill  (1) 100,000 138,749
Domino's Pizza  750,000 259,800
Hilton Worldwide Holdings  3,342,000 422,295
MGM Resorts International  10,500,000 352,065
Vail Resorts  550,000 131,093
Yum! Brands  748,900 95,919
1,399,921
Multiline Retail 2.3%
Dollar General  1,448,300 356,644
Dollar Tree  (1) 2,000,000 282,880
639,524
Specialty Retail 4.8%
Bath & Body Works  3,990,500 168,160
Burlington Stores  (1) 2,746,600 556,900
Five Below  (1) 1,099,800 194,522

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
O'Reilly Automotive  (1) 300,000 253,209
Ross Stores  1,294,700 150,276
1,323,067
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica  (1) 184,751 59,190
On Holding, Class A  (1) 1,498,000 25,706
84,896
Total Consumer Discretionary 3,659,673
CONSUMER STAPLES 2.3%
Beverages 0.4%
Boston Beer, Class A  (1) 364,900 120,242
120,242
Food & Staples Retailing 1.0%
Casey's General Stores  1,250,000 280,438
280,438
Food Products 0.5%
TreeHouse Foods  (1) 2,757,010 136,141
136,141
Household Products 0.4%
Reynolds Consumer Products  3,966,000 118,901
118,901
Total Consumer Staples 655,722
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy  1,199,200 179,832
Coterra Energy  4,494,500 110,430
Devon Energy  1,500,000 92,265
Pioneer Natural Resources  1,400,000 319,746
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038  (1)(2)(3) 1,337 19,781
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184  (1)(2)(3) 9,021 133,468
Total Energy 855,522
FINANCIALS 6.4%
Capital Markets 4.5%
Cboe Global Markets  700,000 87,829
Intercontinental Exchange  1,998,800 205,057
KKR  6,513,100 302,338
MarketAxess Holdings  997,700 278,248
Raymond James Financial  994,100 106,220

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tradeweb Markets, Class A  3,616,400 234,813
1,214,505
Insurance 1.9%
Assurant  2,199,600 275,082
Axis Capital Holdings  3,574,600 193,636
Kemper  1,198,400 58,961
527,679
Total Financials 1,742,184
HEALTH CARE 25.0%
Biotechnology 4.7%
Alnylam Pharmaceuticals  (1) 1,581,100 375,748
Apellis Pharmaceuticals  (1) 1,000,000 51,710
Argenx, ADR  (1) 350,000 132,591
Ascendis Pharma, ADR  (1) 599,200 73,180
CRISPR Therapeutics  (1) 950,000 38,618
Exact Sciences  (1) 1,449,000 71,740
Horizon Therapeutics  (1) 1,999,600 227,554
Ionis Pharmaceuticals  (1) 4,229,700 159,756
Karuna Therapeutics  (1) 250,000 49,125
Seagen  (1) 798,000 102,551
1,282,573
Health Care Equipment & Supplies 9.8%
Alcon  3,140,000 215,247
Cooper  1,188,700 393,068
DENTSPLY SIRONA  2,500,000 79,600
Enovis  (1) 2,974,566 159,199
Hologic  (1) 11,498,200 860,180
ICU Medical  (1) 861,400 135,653
QuidelOrtho  (1) 1,997,400 171,117
Teleflex  (4) 2,596,900 648,264
2,662,328
Health Care Providers & Services 1.9%
Acadia Healthcare  (1) 4,000,000 329,280
agilon health  (1) 1,321,629 21,331
Molina Healthcare  (1) 507,459 167,573
518,184
Health Care Technology 1.4%
Doximity, Class A  (1) 1,997,400 67,033
Veeva Systems, Class A  (1) 2,000,000 322,760
389,793
Life Sciences Tools & Services 6.3%
Agilent Technologies  4,599,200 688,270

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Avantor  (1) 17,747,200 374,289
Bruker  6,859,000 468,813
West Pharmaceutical Services  801,696 188,679
1,720,051
Pharmaceuticals 0.9%
Catalent (1) 5,149,200 231,765
231,765
Total Health Care 6,804,694
INDUSTRIALS & BUSINESS SERVICES 17.1%
Aerospace & Defense 2.8%
BWX Technologies  1,748,900 101,576
Textron  9,238,800 654,107
755,683
Airlines 1.1%
Southwest Airlines  (1) 8,994,700 302,852
302,852
Commercial Services & Supplies 0.4%
Waste Connections  800,000 106,048
106,048
Electrical Equipment 0.2%
Shoals Technologies Group, Class A  (1) 2,485,800 61,325
61,325
Industrial Conglomerates 1.0%
Roper Technologies  645,000 278,698
278,698
Machinery 5.1%
Esab  3,131,782 146,943
Fortive  5,985,900 384,594
IDEX  997,600 227,782
Ingersoll Rand  11,998,100 626,901
1,386,220
Professional Services 4.4%
CoStar Group  (1) 3,695,500 285,588
Equifax  1,997,500 388,234
Leidos Holdings  749,800 78,871
TransUnion  3,516,700 199,573
Verisk Analytics  1,394,200 245,965
1,198,231

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 1.6%
JB Hunt Transport Services  2,499,600 435,830
435,830
Trading Companies & Distributors 0.5%
United Rentals  (1) 399,300 141,919
141,919
Total Industrials & Business Services 4,666,806
INFORMATION TECHNOLOGY 20.5%
Electronic Equipment, Instruments & Components 3.8%
Amphenol, Class A  2,726,500 207,596
Cognex  2,496,900 117,629
Corning  2,499,500 79,834
Keysight Technologies  (1) 2,585,200 442,250
Littelfuse  209,072 46,038
National Instruments  3,995,000 147,415
1,040,762
IT Services 1.9%
Broadridge Financial Solutions  1,100,000 147,543
FleetCor Technologies  (1) 1,745,800 320,668
MongoDB  (1) 249,800 49,171
517,382
Semiconductors & Semiconductor Equipment 6.8%
KLA  1,100,000 414,733
Lattice Semiconductor  (1) 2,399,600 155,686
Marvell Technology  12,250,000 453,740
Microchip Technology  11,186,500 785,852
NXP Semiconductors  250,000 39,507
1,849,518
Software 8.0%
Atlassian, Class A  (1) 800,000 102,944
Bill.com Holdings  (1) 746,100 81,295
Black Knight  (1) 3,841,685 237,224
CCC Intelligent Solutions Holdings  (1) 14,732,500 128,173
Confluent, Class A  (1) 999,800 22,236
Crowdstrike Holdings, Class A  (1) 1,850,000 194,787
Fair Isaac  (1) 449,700 269,181
Fortinet  (1) 7,981,300 390,206
HashiCorp, Class A  (1) 499,200 13,648
Palo Alto Networks  (1) 300,000 41,862
Paylocity Holding  (1) 850,000 165,121
PTC  (1) 1,736,300 208,425

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Synopsys  (1) 1,065,000 340,044
2,195,146
Total Information Technology 5,602,808
MATERIALS 5.4%
Chemicals 0.7%
RPM International  1,998,700 194,773
194,773
Construction Materials 1.1%
Martin Marietta Materials  871,800 294,642
294,642
Containers & Packaging 3.6%
Avery Dennison  1,890,800 342,235
Ball  7,482,600 382,660
Sealed Air  5,313,900 265,057
989,952
Total Materials 1,479,367
Total Common Stocks (Cost $18,158,580) 26,201,311
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Maplebear DBA Instacart, Series E, Acquisition Date: 11/19/21,
Cost $57,556  (1)(2)(3) 478,699 23,207
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $9,259  (1)(2)(3) 74,070 3,591
Total Consumer Discretionary 26,798
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556  (1)(2)(3) 3,278,524 21,573
Total Health Care 21,573
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date: 8/31/21, Cost $18,583  (1)
(2)(3) 252,883 15,173
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506  (1)(2)(3) 839,788 11,656
Total Information Technology 26,829

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360  (1)(2)(3) 408,411 31,856
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032  (1)(2)
(3) 921,478 28,722
Total Materials 60,578
Total Convertible Preferred Stocks (Cost $186,852) 135,778
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Treasury Reserve Fund, 4.27%  (4)(5) 1,068,455,691 1,068,456
Total Short-Term Investments (Cost $1,068,456) 1,068,456
Total Investments in Securities
100.3% of Net Assets
(Cost $19,413,888) $ 27,405,545
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$289,027 and represents 1.1% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Acadia Healthcare  $ 25,912 $ 85,810 $ —
Bruker  27,484 (146,561) 1,435
Casey's General Stores  62,395 (20,083) 2,483
Enovis  246 (3,531) —
Esab  150 3,097 455
Hologic  42,003 (66,004) —
Teleflex  2,752 (167,069) 3,203
Textron  41,645 (138,262) 879
TreeHouse Foods  (27,346) 51,651 —
T. Rowe Price Treasury Reserve Fund, 4.27% — — 20,696
Affiliates not held at period end 384 (111,248) —
Totals $ 175,625# $ (512,200) $ 29,151+

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Acadia Healthcare  $ 309,649 $ 259 $ 66,438 $ *
Bruker  629,325 490 14,441 *
Casey's General Stores  393,595 358 93,432 *
Colfax  412,572 366 301,690 —
Enovis  — 163,241 511 *
Esab  — 144,278 432 *
Hologic  1,008,157 909 82,882 *
Teleflex  * 110,354 1,253 648,264
Textron  896,848 785 105,264 *
TreeHouse Foods  137,417 116 53,043 *
T. Rowe Price Treasury Reserve
Fund, 4.27% 1,208,662   ¤   ¤ 1,068,456
Total $ 1,716,720^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $29,151 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,410,534.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $19,413,888) $ 27,405,545
Receivable for shares sold 12,697
Dividends receivable 6,753
Due from affiliates 1,316
Cash 2
Other assets 315
Total assets 27,426,628
Liabilities
Payable for shares redeemed 92,728
Investment management fees payable 14,598
Payable to directors 17
Other liabilities 2,147
Total liabilities 109,490
NET ASSETS $ 27,317,138

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 8,130,842
Paid-in capital applicable to 307,529,725 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 19,186,296
NET ASSETS $ 27,317,138
NET ASSET VALUE PER SHARE
Investor Class
($11,784,666,204 / 132,847,536 shares outstanding) $ 88.71
Advisor Class
($237,532,658 / 2,809,690 shares outstanding) $ 84.54
R Class
($30,084,287 / 374,978 shares outstanding) $ 80.23
I Class
($10,743,865,748 / 120,860,173 shares outstanding) $ 88.90
Z Class
($4,520,988,653 / 50,637,348 shares outstanding) $ 89.28

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income (net of foreign taxes of $300) – $ 194,378
Expenses
Investment management 181,572
Shareholder servicing
Investor Class $ 20,853
Advisor Class 493
R Class 66
I Class 1,339 22,751
Rule 12b-1 fees
Advisor Class 789
R Class 202 991
Prospectus and shareholder reports
Investor Class 658
Advisor Class 10
R Class 5
I Class 185
Z Class 1 859
Custody and accounting 704
Registration 217
Directors 77
Legal and audit 49
Miscellaneous 75
Waived / paid by Price Associates (29,095)
Total expenses 178,200
Net investment income 16,178

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 955,468
Foreign currency transactions (25)
Net realized gain 955,443
Change in net unrealized gain / loss
Securities (9,375,276)
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss (9,375,270)
Net realized and unrealized gain / loss (8,419,827)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (8,403,649)

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 16,178 $ (53,605)
Net realized gain 955,443 4,616,954
Change in net unrealized gain / loss (9,375,270) 873,337
Increase (decrease) in net assets from operations (8,403,649) 5,436,686
Distributions to shareholders
Net earnings
Investor Class (301,292) (2,134,827)
Advisor Class (6,373) (47,261)
R Class (846) (6,214)
I Class (275,521) (927,870)
Z Class (128,743) (576,829)
Decrease in net assets from distributions (712,775) (3,693,001)
Capital share transactions
*
(1)
Shares sold
Investor Class 1,280,708 1,345,085
Advisor Class 29,832 48,915
R Class 4,522 7,621
I Class 5,485,493 1,632,033
Z Class 589,072 427,649
Distributions reinvested
Investor Class 286,050 2,008,788
Advisor Class 6,308 46,417
R Class 846 6,214
I Class 247,687 811,520
Z Class 128,743 576,829
Shares redeemed
Investor Class (6,979,198) (5,074,034)
Advisor Class (172,579) (203,584)
R Class (22,113) (47,195)
I Class (1,708,717) (1,998,920)
Z Class (481,951) (1,570,577)
Decrease in net assets from capital share
transactions (1,305,297) (1,983,239)

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (10,421,721) (239,554)
Beginning of period 37,738,859 37,978,413
End of period $ 27,317,138 $ 37,738,859
*Share information (000s)
(1)
Shares sold
Investor Class 13,120 11,135
Advisor Class 327 422
R Class 52 68
I Class 56,348 13,445
Z Class 5,995 3,526
Distributions reinvested
Investor Class 3,077 17,710
Advisor Class 71 428
R Class 10 60
I Class 2,659 7,150
Z Class 1,377 5,079
Shares redeemed
Investor Class (72,073) (41,701)
Advisor Class (1,853) (1,741)
R Class (258) (417)
I Class (18,020) (16,512)
Z Class (5,025) (12,898)
Decrease in shares outstanding (14,193) (14,246)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has five classes of shares: the Mid-Cap Growth Fund (Investor Class), the Mid-Cap Growth
Fund–Advisor Class (Advisor Class), the Mid-Cap Growth Fund–R Class (R Class),
the Mid-Cap Growth Fund–I Class (I Class) and the Mid-Cap Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Mid-Cap Growth Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2022, the fund realized
$95,928,000 of net gain on $188,068,000 of in-kind redemptions.

T. ROWE PRICE Mid-Cap Growth Fund

In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended December 31,
2022, the fund accepted $30,746,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).

T. ROWE PRICE Mid-Cap Growth Fund

Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than

T. ROWE PRICE Mid-Cap Growth Fund

one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $41,718,000 for the year ended December 31, 2022.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,048,062 $ — $ 153,249 $ 26,201,311
Convertible Preferred Stocks — — 135,778 135,778
Short-Term Investments 1,068,456 — — 1,068,456
Total $ 27,116,518 $ — $ 289,027 $ 27,405,545
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 61,632 $ 91,617 $ — $ 153,249
Convertible Preferred Stocks 202,340 (53,229) (13,333) 135,778
Total $ 263,972 $ 38,388 $ (13,333) $ 289,027

T. ROWE PRICE Mid-Cap Growth Fund

Other Purchases and sales of portfolio securities other than short-term securities aggregated $6,187,907,000 and $8,047,307,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 14,668 $ 137,572
Long-term capital gain 698,107 3,555,429
Total distributions $ 712,775 $ 3,693,001

T. ROWE PRICE Mid-Cap Growth Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Cost of investments $ 19,421,164
Unrealized appreciation $ 9,350,165
Unrealized depreciation (1,365,777)
Net unrealized appreciation (depreciation) $ 7,984,388
($000s)
Undistributed ordinary income $ 193
Undistributed long-term capital gain 146,261
Net unrealized appreciation (depreciation) 7,984,388
Total distributable earnings (loss) $ 8,130,842

T. ROWE PRICE Mid-Cap Growth Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to
0.35% of the fund’s average daily net assets up to $15 billion and 0.30% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At
December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
At December 31, 2022, there were no amounts subject to repayment by the fund. Any

T. ROWE PRICE Mid-Cap Growth Fund

repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $4,778,000 for T. Rowe Price Services, Inc.; and $4,881,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $198,000 for shareholder servicing costs related to the college savings plans, of which $112,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31,
2022, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(29,095)

T. ROWE PRICE Mid-Cap Growth Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 203,189 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2022, these reimbursements amounted to
$1,825,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Mid-Cap Growth Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid-Cap Growth
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Growth Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,087,040,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $168,629,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $159,838,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Mid-Cap Growth Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Mid-Cap Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Mid-Cap Growth Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Growth Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Mid-Cap Growth Fund Principal Occupation(s)
Francisco Alonso (1978)
Vice President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Brian W.H. Berghuis, CFA (1958)
President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Donald J. Easley, CFA (1971)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Mid-Cap Growth Fund Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter (Matt) Mahon (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Robert J. Marcotte (1962)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Rekha Marda (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Brad Moldin (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Equity Research
Analyst, Fidelity Investments (to 2019)
Rohit Pandey (1974)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Equity Analyst,
Jennison Associates (to 2019)
Simon Paterson (1978)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Partner, Senior
Equity Analyst, Brown Advisory (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Emily Scudder, CFA, CPA (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Nathan Segal (1985)
Vice President
Vice President, Price Investment Management;
formerly, student, The Graduate School of Business,
Stanford University (to 2020); summer intern,
T. Rowe Price (2019); Charles P. Bonini Fellow, Eli
Lilly (to 2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Mid-Cap Growth Fund

Name (Year of Birth)
Position Held With Mid-Cap Growth Fund Principal Occupation(s)
John F. Wakeman (1962)
Executive Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Jon Davis Wood, CFA (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Ashley R. Woodruff, CFA (1979)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Nina Xu  (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582709
F64-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023